CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable	$ 7,895	$ 4,830
Loans and Leases Receivable, Allowance	527	714
Short-term Debt	92,333	149,979
Long-term Debt	28,459	44,438
Accounts Payable	285	404
Accounts Payable, Related Parties	16,808	0
Other Accounts Payable and Accrued Liabilities	13,734	13,652
Due to Affiliate	4,475	35,661
Customer Deposits	2,872	1,152
Taxes Payable	3,847	2,799
Deferred Tax Liabilities	7,892	8,162
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	100,000,000	50,000,000
Common Stock, Shares, Issued (in shares)	23,538,919	23,538,919
Common Stock, Shares, Outstanding (in shares)	23,538,919	23,538,919
Variable Interest Entities [Member]
Short-term Debt	76,523	111,095
Long-term Debt	28,459	44,438
Accounts Payable	71	112
Accounts Payable, Related Parties	14,369	0
Other Accounts Payable and Accrued Liabilities	4,820	4,415
Due to Affiliate	3,362	3,244
Customer Deposits	297	508
Taxes Payable	1,825	1,548
Deferred Tax Liabilities	$ 0	$ 4,764